Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Trading Symbol	URGN
Entity Registrant Name	UroGen Pharma Ltd.
Entity Central Index Key	0001668243
Current Fiscal Year End Date	--12-31